As filed with the Securities and Exchange Commission on October 21, 2019

Securities Act File No. 333-218889

Investment Company Act File No. 811-23265

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)
☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.
☒ Post-Effective Amendment No. 4

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 10

AIP Alternative Lending Fund A

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

COPY TO:

Stuart Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box)

☐      when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐      This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☒      This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-218889.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)	Proposed Maximum Offering Price Per Unit (2)	Proposed Maximum Aggregate Offering Price (1)(3)	Amount of Registration Fee (4)(5)
Shares of Beneficial Interest, par value $.001 per share	100,000	$1,000	$100,000,000	$12,980

(1)      This registration statement relates to the Registrant’s registration statement,, on Form N-2 (File No. 333-218889) (the “Prior Registration Statement”). In accordance with Rule 462(b) under the Securities Act of 1933, as amended, the proposed maximum offering price of the remaining securities eligible to be sold under the Prior Registration Statement ($500,000,000) is carried forward to this registration statement and an additional amount of securities having a proposed maximum aggregate offering price of no more than 20% of the amount carried forward ($100,000,000) is registered on this registration statement, so that in the aggregate an undetermined number of shares with a proposed maximum offering price of $600,000,000 is registered hereunder.

(2)      Estimated solely for purposes of calculating the registration fee.

(3)      Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.

(4)      Represents the registration fee only for the additional maximum offering amount of the Registrant being registered hereby. The Registrant previously registered a maximum offering amount of $500,000,000 pursuant to a Registration Statement on Form N-2 (File No. 333-218889), as amended, for which additional fees were paid.

(5)      Previously paid.

EXPLANATORY NOTE

This Registration Statement is being filed to register an additional maximum offering amount of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registrant’s Registration Statement on Form N-2, as filed with the Securities and Exchange Commission on June 7, 2018 (File Nos. 333-218889; 811-23265) and as amended by all pre-effective and post-effective amendments thereto, including the Registrant’s Prospectus and Statement of Additional Information included therein and the exhibits thereto (other than the consent filed herewith), declared effective on April 11, 2019, are hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of October, 2019.

AIP ALTERNATIVE LENDING FUND A

/s/ John H. Gernon
By:	John H. Gernon
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1) Principal Executive Officer		President and Principal Executive Officer

By:	/s/ John H. Gernon		October 21, 2019
John H. Gernon

(2) Principal Financial Officer and Principal Accounting Officer		Treasurer and Chief Financial Officer

By:	/s/ Noel Langlois		October 21, 2019
Noel Langlois

(3) Majority of the Trustees

Independent Trustees

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent

W. Allen Reed

By:	/s/ Carl Frischling	October 21, 2019
Carl Frischling
Attorney-In-Fact for the
Independent Trustees

EXHIBIT INDEX

Ex. Number	Description

(n)	Consent of Independent Registered Public Accounting Firm, Ernst & Young LLP.